Financial Instruments and Fair Value Measures (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments, notional amount and fair value
Fair Value - Assets	$ 21,000,000	$ 15,000,000	$ 39,000,000
Fair Value - Liabilities	143,000,000	106,000,000	43,000,000
Designated as hedging instrument | Interest rate swaps | Fair value hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	8,000,000,000	8,000,000,000
Fair Value - Assets		0
Fair Value - Liabilities		81,000,000
Designated as hedging instrument | Foreign currency forward exchange contracts | Cash flow hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	529,000,000	1,000,000,000	249,000,000
Approximate length of time over which accumulated gains and losses will be recognized in Cost of products sold	12 months	12 months
Fair Value - Assets		1,000,000	18,000,000
Fair Value - Liabilities		10,000,000
Not designated as hedging instrument | Foreign currency forward exchange contracts
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	3,800,000,000	4,300,000,000
Notional amount of undesignated derivative instruments		4,300,000,000	3,000,000,000
Fair Value - Assets		14,000,000	21,000,000
Fair Value - Liabilities		$ 15,000,000	$ 43,000,000